Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 14.68%
FHLB	5.63%	3-14-2036	$500,000	$535,669
FNMA%%	2.00	6-15-2054	315,000	242,964
FNMA%%	4.00	6-15-2039	265,000	254,068
FNMA%%	5.00	6-15-2054	650,000	625,537
FNMA%%	5.50	6-15-2054	2,950,000	2,902,148
FNMA%%	6.00	6-15-2054	1,575,000	1,577,163
FNMA	6.21	8-6-2038	95,000	109,389
GNMA%%	2.00	6-15-2054	455,000	364,669
GNMA%%	2.50	6-15-2054	1,030,000	858,446
GNMA%%	3.00	6-15-2054	2,545,000	2,198,219
GNMA%%	4.00	6-15-2054	250,000	229,793
GNMA%%	5.00	6-15-2054	430,000	417,325
GNMA%%	5.50	6-15-2054	1,165,000	1,155,593
GNMA%%	6.00	6-15-2054	5,925,000	5,961,276
GNMA%%	6.50	6-15-2054	245,000	248,688
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	1,310,000	986,662
TVA	3.50	12-15-2042	360,000	293,627
TVA	4.88	1-15-2048	300,000	290,732
Total agency securities (Cost $19,072,435)				19,251,968
Asset-backed securities: 19.35%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	389,087	397,276
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	400,000	366,072
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	262,696
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	570,413
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	81,614	81,889
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	99,751
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	1,188,825	1,126,275
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	179,450	162,534
Carlyle U.S. CLO Ltd. Series 2017-2A Class A2R (U.S. SOFR 3 Month+1.86%)144A±	7.19	7-20-2031	250,000	250,000
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	250,000	238,746
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	340,000	344,117
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,350,000	1,227,414
DataBank Issuer LLC Series 2021-1A Class B144A	2.65	2-27-2051	250,000	227,949
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	620,000	586,696
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	297,375	243,980
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	1,014,000	880,614
ECMC Group Student Loan Trust Series 2018-1A Class A (30 Day Average U.S. SOFR+0.86%)144A±	6.19	2-27-2068	165,562	165,114
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	151,434	150,640
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	503,272	507,906
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	839,698
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	50,000	51,563
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	1,265,000	1,160,036
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00	10-25-2037	105,000	105,141
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89%	1-25-2034	$270,000	$267,113
Gracie Point International Funding Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.95	9-1-2026	275,000	279,377
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	395,000	387,899
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	408,294	339,618
Madison Park Funding XLVI Ltd. Series 2020-46A Class B1R (U.S. SOFR 3 Month+1.91%)144A±	7.24	10-15-2034	500,000	501,198
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	6.51	10-16-2036	358,183	356,168
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.52	2-19-2037	250,000	241,307
MNR ABS Issuer I LLC♦‡	8.12	12-15-2038	395,839	399,243
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	855,000	858,890
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	72,750	64,804
Neuberger Berman Loan Advisers CLO 25 Ltd. Series 2017-25A Class BR (U.S. SOFR 3 Month+1.61%)144A±	6.94	10-18-2029	250,000	250,393
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	249,583	225,634
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (U.S. SOFR 3 Month+1.26%)144A±	6.59	3-17-2030	190,295	190,542
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	47,821	47,822
OneMain Financial Issuance Trust Series 2018-2A Class A144A	3.57	3-14-2033	36,444	36,331
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	325,000	323,641
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	185,186	181,750
Pagaya AI Debt Selection Trust Series 2023-6 Class B144A	7.46	6-16-2031	999,744	1,004,276
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	331,242
PRET LLC Series 2024-NPL3 Class A1144A	7.52	4-27-2054	465,000	465,655
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	513,177	518,726
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	260,000	249,828
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	1,442,186	1,452,133
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	154,613	146,910
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	284,444
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,863	98,290
Sesac Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	448,875	445,939
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,987	411,753
THL Credit Wind River CLO Ltd. Series 2018-2A Class A2 (U.S. SOFR 3 Month+1.71%)144A±	7.04	7-15-2030	409,000	409,179
Towd Point HE Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	359,458	358,906
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,361,262
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.97	2-15-2039	993,968	987,134
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	243,125	200,980
Westlake Automobile Receivables Trust Series 2021-1A Class C144A	0.95	3-16-2026	145	145
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84%	12-5-2050	$246,250	$222,916
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,619,212	1,423,078
Total asset-backed securities (Cost $25,479,570)				25,371,046
Corporate bonds and notes: 17.25%
Basic materials: 0.22%
Chemicals: 0.22%
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	300,000	196,611
Westlake Corp.	1.63	7-17-2029	100,000	96,208
				292,819
Communications: 1.78%
Advertising: 0.04%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	50,000	48,016
Internet: 0.29%
Arches Buyer, Inc.144A	4.25	6-1-2028	100,000	87,278
MercadoLibre, Inc.	3.13	1-14-2031	350,000	295,712
				382,990
Media: 1.45%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	450,000	373,908
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	720,000	423,946
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	115,000	72,173
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	590,000	590,645
CSC Holdings LLC144A	11.25	5-15-2028	225,000	181,548
Gray Television, Inc.144A	7.00	5-15-2027	100,000	88,252
Scripps Escrow II, Inc.144A	5.38	1-15-2031	225,000	92,024
Sirius XM Radio, Inc.144A	5.50	7-1-2029	80,000	74,301
				1,896,797
Consumer, cyclical: 2.81%
Airlines: 0.20%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	66,667	66,037
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	100,000	92,210
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	100,000	100,319
				258,566
Apparel: 0.80%
Crocs, Inc.144A	4.13	8-15-2031	125,000	108,711
Tapestry, Inc.	7.85	11-27-2033	700,000	737,891
VF Corp.	2.95	4-23-2030	250,000	202,075
				1,048,677
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.54%
Ford Motor Co.	3.25%	2-12-2032	$515,000	$423,288
Ford Motor Credit Co. LLC	4.00	11-13-2030	320,000	283,649
				706,937
Entertainment: 0.45%
Cinemark USA, Inc.144A	5.25	7-15-2028	100,000	93,363
Warnermedia Holdings, Inc.	4.28	3-15-2032	495,000	433,228
Warnermedia Holdings, Inc.	5.14	3-15-2052	90,000	71,047
				597,638
Home builders: 0.17%
KB Home	4.80	11-15-2029	50,000	46,746
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	180,000	170,779
				217,525
Lodging: 0.23%
Las Vegas Sands Corp.	6.20	8-15-2034	300,000	302,307
Retail: 0.42%
Kohl’s Corp.	4.63	5-1-2031	110,000	88,708
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	250,000	238,315
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	45,000	44,746
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	200,000	185,741
				557,510
Consumer, non-cyclical: 1.71%
Agriculture: 0.17%
Philip Morris International, Inc.	5.25	2-13-2034	230,000	225,272
Commercial services: 0.94%
GEO Group, Inc.144A	8.63	4-15-2029	125,000	128,663
Global Payments, Inc.	5.95	8-15-2052	270,000	261,281
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	245,000	182,203
Sabre Global, Inc.144A	8.63	6-1-2027	560,000	515,554
Upbound Group, Inc.144A	6.38	2-15-2029	155,000	149,462
				1,237,163
Healthcare-products: 0.21%
Danaher Corp.	2.50	3-30-2030	100,000	102,444
Dentsply Sirona, Inc.	3.25	6-1-2030	190,000	165,515
				267,959
Pharmaceuticals: 0.39%
Bristol-Myers Squibb Co.	5.65	2-22-2064	195,000	190,548
Cigna Group	5.25	2-15-2034	320,000	313,659
				504,207
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.93%
Pipelines: 0.93%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00%	5-15-2054	$85,000	$88,488
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	150,000	146,932
Harvest Midstream I LP144A	7.50	9-1-2028	120,000	121,771
Harvest Midstream I LP144A	7.50	5-15-2032	110,000	111,492
Prairie Acquiror LP144A	9.00	8-1-2029	200,000	205,535
Rockies Express Pipeline LLC144A	4.95	7-15-2029	100,000	92,624
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	50,000	47,122
Venture Global LNG, Inc.144A	9.50	2-1-2029	375,000	406,695
				1,220,659
Financial: 6.41%
Banks: 0.55%
HSBC USA, Inc.	5.63	3-17-2025	200,000	200,058
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	55,000	43,365
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	220,000	213,146
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	250,000	270,190
				726,759
Diversified financial services: 2.14%
Aircastle Ltd.144A	5.95	2-15-2029	900,000	898,475
Blackstone Holdings Finance Co. LLC144A	6.20	4-22-2033	600,000	625,932
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	590,000	610,204
Computershare U.S., Inc.	1.13	10-7-2031	100,000	87,174
Enact Holdings, Inc.144A	6.50	8-15-2025	410,000	412,972
OneMain Finance Corp.	7.13	3-15-2026	170,000	172,495
				2,807,252
Insurance: 1.78%
Arthur J Gallagher & Co.	6.75	2-15-2054	220,000	242,077
AssuredPartners, Inc.144A	5.63	1-15-2029	175,000	162,852
Athene Global Funding	0.37	9-10-2026	100,000	100,165
Cincinnati Financial Corp.	6.13	11-1-2034	75,000	78,011
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	105,000	86,548
Hill City Funding Trust144A	4.05	8-15-2041	100,000	72,021
Lincoln National Corp.	4.35	3-1-2048	85,000	64,545
Lincoln National Corp.	5.85	3-15-2034	415,000	412,809
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	40,000	33,177
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	25,000	16,820
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	190,000	172,433
Reinsurance Group of America, Inc.	6.00	9-15-2033	359,000	364,211
RGA Global Funding144A	6.00	11-21-2028	460,000	471,904
Transatlantic Holdings, Inc.	8.00	11-30-2039	43,000	53,800
				2,331,373
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 5

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS: 1.94%
Brandywine Operating Partnership LP	8.05%	3-15-2028	$90,000	$92,804
EPR Properties	3.60	11-15-2031	225,000	186,830
EPR Properties	3.75	8-15-2029	35,000	31,148
Invitation Homes Operating Partnership LP	5.45	8-15-2030	300,000	298,916
Iron Mountain, Inc.144A	4.50	2-15-2031	250,000	222,495
Omega Healthcare Investors, Inc.	3.63	10-1-2029	550,000	488,741
Realty Income Corp.	5.13	2-15-2034	450,000	435,545
Realty Income Corp.	5.13	7-6-2034	150,000	173,177
Sabra Health Care LP	5.13	8-15-2026	400,000	392,419
VICI Properties LP	6.13	4-1-2054	230,000	220,331
				2,542,406
Industrial: 0.65%
Aerospace/defense: 0.34%
Boeing Co.	5.81	5-1-2050	490,000	438,761
Building materials: 0.11%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	150,000	148,420
Packaging & containers: 0.20%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	200,000	195,553
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	75,000	72,329
				267,882
Technology: 0.53%
Computers: 0.09%
Kyndryl Holdings, Inc.	6.35	2-20-2034	120,000	123,414
Semiconductors: 0.28%
Entegris, Inc.144A	4.75	4-15-2029	130,000	123,344
Intel Corp.	5.70	2-10-2053	250,000	244,579
				367,923
Software: 0.16%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	225,000	204,151
Utilities: 2.21%
Electric: 2.06%
Appalachian Power Co.	5.65	4-1-2034	290,000	286,247
Duke Energy Corp.	3.10	6-15-2028	200,000	209,751
Duke Energy Corp.	3.85	6-15-2034	100,000	104,273
Duke Energy Indiana LLC	5.40	4-1-2053	200,000	189,421
Enel Finance America LLC144A	2.88	7-12-2041	400,000	263,911
Entergy Louisiana LLC	4.75	9-15-2052	150,000	128,920
Eversource Energy	5.50	1-1-2034	280,000	274,081
Indianapolis Power & Light Co.144A	5.70	4-1-2054	295,000	288,694
Southern California Edison Co.	3.65	2-1-2050	75,000	53,528
Southern California Edison Co.	5.75	4-15-2054	170,000	167,435
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Vistra Operations Co. LLC144A	3.70%	1-30-2027		$175,000	$165,958
Vistra Operations Co. LLC144A	6.95	10-15-2033		285,000	303,595
Vistra Operations Co. LLC144A	7.75	10-15-2031		250,000	259,768
					2,695,582
Gas: 0.15%
Southern California Gas Co.	5.75	6-1-2053		200,000	197,793
Total corporate bonds and notes (Cost $22,729,902)					22,616,758
Foreign corporate bonds and notes: 9.71%
Communications: 1.94%
Internet: 0.29%
Engineering - Ingegneria Informatica - SpA	5.88	9-30-2026	EUR	370,000	383,478
Media: 0.20%
Tele Columbus AG (PIK at 10%)144A¥	10.00	1-1-2029	EUR	101,390	73,454
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	200,000	180,932
					254,386
Telecommunications: 1.45%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	135,128
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	534,010
Eutelsat SA	1.50	10-13-2028	EUR	200,000	171,946
Koninklijke KPN NV	3.88	7-3-2031	EUR	400,000	437,152
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	100,000	102,179
Tele2 AB	0.75	3-23-2031	EUR	200,000	182,759
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	250,000	230,371
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	100,000	112,845
					1,906,390
Consumer, cyclical: 1.02%
Auto manufacturers: 0.23%
Stellantis NV	2.00	3-20-2025	EUR	100,000	106,838
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	200,000	202,015
					308,853
Entertainment: 0.79%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	240,000	257,304
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	250,000	285,761
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	100,000	113,769
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	90,000	104,716
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	274,309
					1,035,859
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 7

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer, non-cyclical: 0.90%
Agriculture: 0.10%
BAT International Finance PLC	2.25%	1-16-2030	EUR	130,000	$127,077
Commercial services: 0.25%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	300,000	325,544
Food: 0.32%
Iceland Bondco PLC	10.88	12-15-2027	GBP	235,000	312,028
Sigma Holdco BV144A	5.75	5-15-2026	EUR	100,000	104,029
					416,057
Pharmaceuticals: 0.23%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	200,000	196,029
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)±	7.00	9-25-2083	EUR	100,000	111,489
					307,518
Energy: 0.54%
Oil & gas: 0.54%
Aker BP ASA	1.13	5-12-2029	EUR	250,000	237,371
BP Capital Markets PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.52%)ʊ±	3.25	3-22-2026	EUR	450,000	474,874
					712,245
Financial: 3.03%
Banks: 2.63%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	204,254
Banco BPM SpA	0.88	7-15-2026	EUR	100,000	102,344
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	100,000	113,993
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	457,036
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	227,318
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	200,000	223,952
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	231,567
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	400,000	425,339
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	200,000	210,853
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	300,000	339,105
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	750,000	917,610
					3,453,371
Diversified financial services: 0.16%
Sherwood Financing PLC	4.50	11-15-2026	EUR	220,000	206,533
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Insurance: 0.24%
Assicurazioni Generali SpA	2.43%	7-14-2031	EUR	150,000	$143,682
AXA SA	3.63	1-10-2033	EUR	150,000	164,460
					308,142
Government securities: 0.24%
Multi-national: 0.24%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	370,000	314,149
Industrial: 0.55%
Engineering & construction: 0.21%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	300,000	276,877
Machinery-diversified: 0.12%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	9.11	7-15-2029	EUR	150,000	162,041
Packaging & containers: 0.22%
OI European Group BV	6.25	5-15-2028	EUR	250,000	281,413
Utilities: 1.49%
Electric: 0.50%
Enel Finance International NV	0.50	6-17-2030	EUR	250,000	228,322
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	100,000	112,682
RWE AG	2.75	5-24-2030	EUR	200,000	205,101
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	100,000	109,586
					655,691
Gas: 0.60%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	400,000	387,906
Snam SpA	0.63	6-30-2031	EUR	450,000	393,686
					781,592
Water: 0.39%
Thames Water Utilities Finance PLC	4.00	4-18-2027	EUR	250,000	234,997
Thames Water Utilities Finance PLC	4.38	1-18-2031	EUR	300,000	275,903
					510,900
Total foreign corporate bonds and notes (Cost $12,833,447)					12,728,116
Foreign government bonds: 5.43%
Australia: 0.70%
Australia	2.75	11-21-2028	AUD	1,460,000	919,341
Brazil: 1.74%
Brazil¤	0.00	7-1-2024	BRL	5,800,000	1,093,996
Brazil¤	0.00	10-1-2025	BRL	3,800,000	631,434
Brazil	10.00	1-1-2027	BRL	3,000,000	556,965
					2,282,395
Malaysia: 0.32%
Malaysia	3.88	3-14-2025	MYR	1,975,000	421,271
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 9

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Spain: 1.39%
Spain¤	0.00%	1-31-2028	EUR	1,880,000	$1,823,664
United Kingdom: 1.28%
U.K. Gilts	3.25	1-31-2033	GBP	1,420,000	1,679,156
Total foreign government bonds (Cost $7,283,427)					7,125,827

	Shares
Investment companies: 0.29%
Exchange-traded funds: 0.29%
SPDR Portfolio High Yield Bond ETF	16,306	379,278
Total investment companies (Cost $369,983)		379,278

			Principal
Loans: 0.63%
Consumer, cyclical: 0.35%
Airlines: 0.18%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.34	4-20-2028	$222,222	230,649
Retail: 0.17%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.82	3-3-2028	250,000	225,670
Consumer, non-cyclical: 0.03%
Commercial services: 0.03%
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.86	9-1-2028	56,394	47,062
Energy: 0.08%
Pipelines: 0.08%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.08	8-1-2029	100,000	100,236
Financial: 0.17%
Insurance: 0.17%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69	12-23-2026	224,420	222,737
Total loans (Cost $843,682)				826,354
Non-agency mortgage-backed securities: 12.29%
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	380,000	390,216
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	390,000	398,146
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	475,000	416,759
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.44	5-15-2055	280,000	257,057
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	250,000	245,161
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	1,115,000	1,128,294
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	8.01	11-15-2028	250,000	250,313
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	220,820
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33	10-15-2036	860,000	844,950
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	531,822
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.96%	2-15-2041	$750,000	$749,766
Cascade Funding Mortgage Trust Series 2018-RM2 Class B144A±±	4.00	10-25-2068	310,614	290,020
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	1,048,861	976,437
CHNGE Mortgage Trust Series 2023-4 Class A1144A	7.57	9-25-2058	324,622	327,088
COMM Mortgage Trust Series 2014-CR18 Class C±±	4.75	7-15-2047	1,245,000	1,210,499
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	1,615,000	1,614,441
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	7.74	9-25-2029	76,671	71,782
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	115,572	98,058
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	502,516	410,447
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.61	11-15-2045	142,452	123,240
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	79,129	67,940
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	250,000	214,492
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	101,913	92,146
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	6.34	1-25-2048	82,128	80,097
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	406,043	344,324
OBX Trust Series 2022-NQM7 Class A1144A	5.11	8-25-2062	1,047,824	1,027,857
OPG Trust Series 2021-PORT Class B (U.S. SOFR 1 Month+0.83%)144A±	6.14	10-15-2036	975,000	962,849
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	7.67	10-19-2036	335,000	336,361
PRPM LLC Series 2024-2 Class A1144A	7.03	3-25-2029	479,673	479,953
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	15,223	14,874
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,692,345	1,334,099
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	58,267	53,761
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	6.74	10-25-2059	150,000	152,403
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	274,581
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	65,674	58,591
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	67,778	60,561
Total non-agency mortgage-backed securities (Cost $16,376,023)				16,110,205
U.S. Treasury securities: 17.96%
U.S. Treasury Bonds	4.25	2-15-2054	2,410,000	2,260,505
U.S. Treasury Bonds	4.50	2-15-2044	135,000	131,013
U.S. Treasury Bonds##	4.63	5-15-2054	600,000	599,250
U.S. Treasury Bonds	4.75	11-15-2043	1,245,000	1,248,112
U.S. Treasury Bonds	4.75	11-15-2053	880,000	896,500
U.S. Treasury Notes	3.88	1-15-2026	2,305,000	2,265,113
U.S. Treasury Notes##	4.00	1-31-2029	7,430,000	7,267,179
U.S. Treasury Notes	4.25	1-31-2026	2,950,000	2,916,121
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 11

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.38%	11-30-2028	$900,000	$894,270
U.S. Treasury Notes	4.38	5-15-2034	2,105,000	2,086,252
U.S. Treasury Notes##	4.63	5-31-2031	2,955,000	2,977,624
Total U.S. Treasury securities (Cost $23,689,707)				23,541,939
Yankee corporate bonds and notes: 7.25%
Basic materials: 0.44%
Chemicals: 0.44%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	300,000	280,523
OCI NV144A	6.70	3-16-2033	295,000	291,642
				572,165
Communications: 0.61%
Internet: 0.14%
Prosus NV144A	4.03	8-3-2050	285,000	187,414
Telecommunications: 0.47%
Nokia OYJ	6.63	5-15-2039	80,000	77,479
Rogers Communications, Inc.	4.55	3-15-2052	500,000	407,250
Telefonica Emisiones SA	5.21	3-8-2047	150,000	133,576
				618,305
Consumer, cyclical: 0.29%
Airlines: 0.15%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	215,000	195,540
Leisure time: 0.14%
Carnival Corp.144A	6.00	5-1-2029	185,000	180,810
Consumer, non-cyclical: 0.39%
Pharmaceuticals: 0.39%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	305,000	291,589
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	200,000	219,553
				511,142
Energy: 0.37%
Pipelines: 0.37%
Enbridge, Inc.	5.95	4-5-2054	340,000	338,410
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	150,000	151,882
				490,292
Financial: 4.00%
Banks: 2.45%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	150,000	144,750
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	400,000	378,214
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	365,000	360,628
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Barclays PLC (U.S. SOFR+1.74%)±	5.69%	3-12-2030	$215,000	$214,861
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	200,000	187,116
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	250,000	253,678
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	520,000	520,562
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	200,000	198,580
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	200,000	166,049
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	500,000	419,444
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	200,000	182,899
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	200,000	187,830
				3,214,611
Diversified financial services: 0.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	450,000	418,714
CI Financial Corp.	4.10	6-15-2051	105,000	66,059
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	250,000	12,625
				497,398
Insurance: 0.35%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	400,000	413,182
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	45,000	44,671
				457,853
Private equity: 0.82%
Brookfield Finance, Inc.	3.63	2-15-2052	200,000	139,737
Brookfield Finance, Inc.	5.97	3-4-2054	500,000	499,832
Brookfield Finance, Inc.	6.35	1-5-2034	410,000	429,232
				1,068,801
Industrial: 0.15%
Aerospace/defense: 0.06%
Bombardier, Inc.144A	7.88	4-15-2027	80,000	80,085
Engineering & construction: 0.09%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	120,000	121,042
Technology: 0.56%
Semiconductors: 0.56%
SK Hynix, Inc.144A	5.50	1-16-2027	739,000	735,098
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 13

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.44%
Electric: 0.44%
Comision Federal de Electricidad144A	3.35%	2-9-2031	$500,000	$416,759
Comision Federal de Electricidad144A	3.88	7-26-2033	200,000	162,202
				578,961
Total yankee corporate bonds and notes (Cost $9,629,026)				9,509,517
Yankee government bonds: 2.53%
Benin: 0.14%
Benin144A	7.96	2-13-2038	200,000	187,023
Colombia: 0.28%
Colombia	3.13	4-15-2031	200,000	156,552
Colombia	8.00	11-14-2035	200,000	203,908
				360,460
Dominican Republic: 0.26%
Dominican Republic144A	4.88	9-23-2032	380,000	340,058
Israel: 0.48%
Israel	5.75	3-12-2054	700,000	632,478
Ivory Coast: 0.22%
Ivory Coast144A	8.25	1-30-2037	300,000	292,125
Kenya: 0.16%
Kenya144A	8.25	2-28-2048	250,000	208,450
Mexico: 0.15%
Mexico	6.35	2-9-2035	200,000	201,926
Oman: 0.16%
Oman144A	6.25	1-25-2031	200,000	204,928
Panama: 0.38%
Panama	4.50	1-19-2063	500,000	313,283
Panama	6.40	2-14-2035	200,000	187,954
				501,237
Paraguay: 0.20%
Paraguay144A	5.40	3-30-2050	300,000	257,023
Romania: 0.10%
Romania144A	6.38	1-30-2034	130,000	129,513
Total yankee government bonds (Cost $3,393,039)				3,315,221
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—May 31, 2024 (unaudited)

	Yield	Shares	Value
Short-term investments: 8.93%
Investment companies: 5.13%
Allspring Government Money Market Fund Select Class♠∞##	5.24%	6,730,781	$6,730,781

			Maturity date	Principal
U.S. Treasury securities: 3.80%
U.S. Treasury Bills☼		3.84	6-11-2024	$2,500,000	2,497,073
U.S. Treasury Bills☼		4.84	7-5-2024	2,500,000	2,488,279
					4,985,352
Total short-term investments (Cost $11,716,149)					11,716,133
Total investments in securities (Cost $153,416,390)	116.30%				152,492,362
Other assets and liabilities, net	(16.30)				(21,373,950)
Total net assets	100.00%				$131,118,412

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series CP | 15

Portfolio of investments—May 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,048,819	$94,065,892	$(89,383,930)	$0	$0	$6,730,781	6,730,781	$113,129
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	671,241	AUD	1,025,000	Morgan Stanley, Inc.	6-28-2024	$0	$(11,219)
USD	249,168	AUD	375,000	Morgan Stanley, Inc.	6-28-2024	0	(512)
USD	16,131,684	EUR	14,801,000	Citibank N.A.	6-28-2024	55,076	0
EUR	230,000	USD	251,675	Citibank N.A.	6-28-2024	0	(1,852)
USD	304,276	EUR	280,000	Citibank N.A.	6-28-2024	144	0
EUR	1,050,000	USD	1,122,697	Citibank N.A.	6-28-2024	17,796	0
USD	172,488	EUR	160,000	Citibank N.A.	6-28-2024	0	(1,301)
USD	108,579	EUR	100,000	Citibank N.A.	6-28-2024	0	(40)
USD	1,873,416	GBP	1,473,000	Citibank N.A.	6-28-2024	0	(3,779)
USD	133,586	GBP	105,000	Citibank N.A.	6-28-2024	0	(227)
JPY	16,500,000	USD	110,993	Citibank N.A.	6-28-2024	0	(5,692)
USD	423,836	MYR	2,000,000	Morgan Stanley, Inc.	6-28-2024	0	(1,690)
						$73,016	$(26,312)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	12	9-19-2024	$1,496,152	$1,469,250	$0	$(26,902)
2-Year U.S. Treasury Notes	85	9-30-2024	17,331,727	17,314,766	0	(16,961)
5-Year U.S. Treasury Notes	104	9-30-2024	11,037,979	11,002,875	0	(35,104)
Short
5-Year U.S. Treasury Notes	(19)	6-28-2024	(2,008,923)	(2,003,164)	5,759	0
10-Year Euro BUND Index	(1)	9-6-2024	(140,936)	(141,035)	0	(99)
2-Year Euro SCHATZ	(2)	9-6-2024	(228,356)	(228,381)	0	(25)
5-Year Euro-BOBL Futures	(4)	9-6-2024	(500,679)	(500,815)	0	(136)
10-Year U.S. Treasury Notes	(6)	9-19-2024	(654,077)	(652,781)	1,296	0
Ultra 10-Year U.S. Treasury Notes	(78)	9-19-2024	(8,757,805)	(8,738,438)	19,367	0
					$26,422	$(79,227)
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses
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Notes to portfolio of investments—May 31, 2024 (unaudited)
on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
18 | Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—May 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$19,251,968	$0	$19,251,968
Asset-backed securities	0	24,971,803	399,243	25,371,046
Corporate bonds and notes	0	22,616,758	0	22,616,758
Foreign corporate bonds and notes	0	12,728,116	0	12,728,116
Foreign government bonds	0	7,125,827	0	7,125,827
Investment companies	379,278	0	0	379,278
Loans	0	826,354	0	826,354
Non-agency mortgage-backed securities	0	16,110,205	0	16,110,205
U.S. Treasury securities	23,541,939	0	0	23,541,939
Yankee corporate bonds and notes	0	9,509,517	0	9,509,517
Yankee government bonds	0	3,315,221	0	3,315,221
Short-term investments
Investment companies	6,730,781	0	0	6,730,781
U.S. Treasury securities	4,985,352	0	0	4,985,352
	35,637,350	116,455,769	399,243	152,492,362
Forward foreign currency contracts	0	73,016	0	73,016
Futures contracts	26,422	0	0	26,422
Total assets	$35,663,772	$116,528,785	$399,243	$152,591,800
Liabilities
Forward foreign currency contracts	$0	$26,312	$0	$26,312
Futures contracts	79,227	0	0	79,227
Total liabilities	$79,227	$26,312	$0	$105,539
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2024, $368,000 was segregated as cash collateral for these open futures contracts. The Fund also had $260,000 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2024, the Fund did not have any transfers into/out of Level 3.
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